Cover	Jan. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2026
Entity File Number	001-35791
Entity Registrant Name	Northfield Bancorp, Inc.
Entity Central Index Key	0001493225
Entity Tax Identification Number	80-0882592
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	581 Main Street
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07095
City Area Code	732
Local Phone Number	499-7200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NFBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false